FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 85,556	SFr 81,818
Investment securities	1,004	1,477
Loans	12,661	14,873
Other assets	10,402	7,263
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,823	14,828
Short-term borrowings	11,333	8,068
Long-term debt	69,406	63,027
Other liabilities	7,869	8,983
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,277
Loans	287,815	274,440
Other assets	114,267	117,002
Financial liabilities
Due to banks and deposits	398,032	376,741
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,536	14,351
Long-term debt	81,593	90,406
Other liabilities	16,508	16,803
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,278
Loans	297,137	282,152
Other assets	114,253	117,173
Financial liabilities
Due to banks and deposits	398,037	376,768
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,536	14,352
Long-term debt	84,204	90,561
Other liabilities	16,511	16,731
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	100,765	99,238
Financial liabilities
Due to banks and deposits	190,251	197,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	35,243
Loans	285,575	275,105
Other assets	12,769	17,139
Financial liabilities
Due to banks and deposits	207,786	179,448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	9,795
Short-term borrowings	17,536	14,352
Long-term debt	83,081	89,707
Other liabilities	16,343	16,547
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	35
Loans	11,562	7,047
Other assets	719	796
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,123	854
Other liabilities	SFr 168	SFr 184